Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Crew wages and related costs	$ 80,360	$ 63,074	$ 62,920
Insurances	7,544	6,314	6,124
Maintenance, repairs, spares and stores	26,368	18,589	17,194
Lubricants	8,494	7,016	6,372
Tonnage taxes	1,506	2,565	2,438
Pre-delivery and Pre-joining expenses	1,234	1,925	1,784
Miscellaneous	3,366	1,945	1,998
Total vessel operating expenses	$ 128,872	$ 101,428	$ 98,830